SCHEDULE 14A INFORMATION

               PROXY STATEMENT PURSUANT TO SECTION 14(a)
                OF THE SECURITIES EXCHANGE ACT OF 1934


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 [ ]   Preliminary Proxy Statement

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        Rule 14a-6(e)(2))

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 [ ]   Definitive Additional Materials

 [ ]   Soliciting Material Pursuant to Sec. 240.14a-11(c) or Sec. 240.14a-12


                      Acacia Capital Corporation
           (Name of Registrant as Specified in Its Charter)
                     Calvert Responsibly Invested
                      Strategic Growth Portfolio

                      Calvert Responsibly Invested
                      Strategic Growth Portfolio
                (Name of Person Filing Proxy Statement)


Payment of Filing Fee (Check the appropriate box):

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

Dear Policyholder:

I am writing to inform you of the upcoming special meeting of shareholders of the Acacia Capital Corporation, Calvert Responsibly Invested Strategic Growth Portfolio and to request that you take a few minutes to read the enclosed material and mail back the proxy voting card.

You are being asked to vote on several important matters affecting the Portfolio. The Board of Directors, including myself, believes this change is in your Portfolio's and your best interest.

Each of these items is briefly discussed below, but is explained in greater detail in the enclosed Proxy Statement:

      Question 1 asks shareholders to approve a new investment advisory agreement between the Portfolio and with the investment advisor, Calvert Asset Management Company, Inc. This agreement is identical to the existing agreement except that it reflects a lower fee structure.

     Question 2 asks shareholders to approve a new investment subadvisory agreement with the new investment subadvisor, Awad & Associates, who replaced Portfolio Advisory Services, Inc. effective October 1, 1997. This agreement is identical to the existing investment subadvisory agreement in all material respects except that it also reflects a lower fee structure.

      Question 3 asks shareholders to approve new investment objective, policies and restrictions for the Portfolio which focuses the portfolio composition on small capitalized growth companies.

      Question 4 asks shareholders to approve Acacia Capital
     Corporation and the Advisor being able to enter into and amend the investment subadvisory agreement in the future without shareholder approval.

Regardless of the number of units you own, it is important that you take the time to read the enclosed proxy, and complete and mail your voting card as soon as you can. A postage paid envelope is enclosed. If shareholders do not return their proxies, your Portfolio may have to incur the expense of additional solicitations. All shareholders benefit from the speedy return of proxies.

I appreciate the time you will take to review this important matter. If we may be of any assistance, please call us at 1-800-368-2750.

Sincerely,

/s/ Barbara J. Krumsiek
Barbara J. Krumsiek
President

                      Acacia Capital Corporation
                     Calvert Responsibly Invested
                      Strategic Growth Portfolio
                  4550 Montgomery Avenue, Suite 1000N
                       Bethesda, Maryland 20814


               NOTICE OF SPECIAL MEETING OF SHAREHOLDERS
                 To be held on Tuesday, December 2, 1997

NOTICE IS HEREBY GIVEN that the Special Meeting of Shareholders of CRI Strategic Growth Portfolio (the "Portfolio") will be held in the Tenth Floor Conference Room of Calvert Group, Ltd., Air Rights North Tower, 4550 Montgomery Avenue, Suite 1000N, Bethesda, Maryland at 10:00 a.m. on Tuesday, December 2, 1997 for the following purposes:

I. To approve a new investment advisory agreement with the investment advisor, Calvert Asset Management Company, Inc., identical to the existing agreement in all material respects, except that it: (a) reflects a new fee structure and (b) does not provide for a performance fee.

II. To approve a new investment subadvisory agreement with the investment subadvisor, Awad & Associates, identical to the existing agreement in all material respects, except that it: (a) reflects a new fee structure and (b) does not provide for a performance fee.

III. To approve new investment objective, policies and restrictions for the Portfolio.

IV.   To approve Acacia Capital Corporation and Calvert Asset
     Management Company, Inc. entering into and materially amending the investment subadvisory agreement in the future without shareholder approval.

V. To transact any other business that may properly come before the Special Meeting or any adjournment or adjournments thereof.

Shareholders of record at the close of business on October 15, 1997 are entitled to notice of and to vote at this Special Meeting or any adjournment thereof.


                                            By Order of the Directors,

                                            William M. Tartikoff, Esq.
                                            Secretary


October 24, 1997

Please execute the enclosed proxy and return it promptly in the enclosed envelope, thus enabling the Portfolio to avoid unnecessary expense and delay. Your vote is extremely important, no matter how large or small your holdings may be. No postage is required if mailed in the United States. The proxy is revocable and will not affect your right to vote in person if you attend the Special Meeting.

             INSTRUCTIONS FOR EXECUTING PROXY CARD

Voting instruction forms must be executed properly. When forms are not signed as required by law, the Portfolio must undertake the time and expense to take steps to validate your vote. The following general guide may help you choose the proper format for signing your form:

1. Individual Accounts: Your name should be signed exactly as it appears in the registration on the voting instruction form.

2. Joint Accounts: Either party may sign, but the name of the party signing should conform exactly to a name shown in the registration.

3. All other accounts should show the capacity of the individual signing. This can be shown either in the form of the account registration itself or by the individual executing the voting instruction form. For example:

REGISTRATION                                     VALID SIGNATURE

A.   CORPORATE ACCOUNTS
1)   Save the Earth Corp.                        Jane Q. Nature, Treasurer

2)   Save the Earth Corp.                        Jane Q. Nature, Treasurer
     c/o Jane Q. Nature, Treasurer

B.   TRUST ACCOUNTS
1)   Save the Earth Corp. Profit Sharing Plan   Jon B. Goodhealth, Trustee

     Save the Earth Trust                        Jon B. Goodhealth, Trustee

2)   Jon B. Goodhealth, Trustee                  Jon B. Goodhealth, Trustee
     u/t/d 5/1/78

C.   CUSTODIAL OR REAL ESTATE ACCOUNTS
1)   Jason Smith, Cust.                          Jason Smith
     f/b/o Jason Smith UGMA

2)   Jason B. Smith, Jr.,                        Jason B. Smith, Jr., Executor


  Voting by mail is quick and easy. Everything you need is enclosed.

                            PROXY STATEMENT

                      Acacia Capital Corporation
                     Calvert Responsibly Invested
                      Strategic Growth Portfolio
                  4550 Montgomery Avenue, Suite 1000N
                       Bethesda, Maryland 20814

                            October 24, 1997

This statement is furnished in connection with the solicitation of proxies by the Board of Directors of Acacia Capital Corporation (the "Fund") to be used at the Special Meeting of Shareholders of the Calvert Responsibly Invested Strategic Growth Portfolio (the "CRI Strategic Growth Portfolio"). The Special Meeting will be held in the Tenth Floor Conference Room of Calvert Group, Ltd., Air Rights North Tower, 4550 Montgomery Avenue, Suite 1000N, Bethesda, Maryland at 10:00 a.m. on Tuesday, December 2, 1997, or at such later time or date made necessary by adjournment for the purpose set forth in the Notice of Meeting.

The CRI Strategic Growth Portfolio is a series of the Acacia Capital Corporation, an open-end management investment company incorporated in Maryland on September 27, 1982. The Fund is authorized to issue three hundred fifty million shares of stock, par value of $1.00 per share. Issued shares are fully paid and non assessable and have no preemptive or conversion rights. Shareholder voting rights are not cumulative.

Calvert Asset Management Company, Inc. (the "Advisor" or "CAMCO") serves as investment advisor to the Fund and to several other registered investment companies in the Calvert Group Family of Funds. Calvert Distributors, Inc. ("CDI") serves as the principal underwriter to the Fund. Calvert Administrative Services Company ("CASC") has been retained by the Fund to provide certain administrative services necessary to the conduct of its affairs. CAMCO, CDI and CASC are located at 4550 Montgomery Avenue, Suite 1000N, Bethesda, Maryland, 20814, and are indirectly wholly-owned subsidiaries of Acacia Mutual Life Insurance Company.

By this statement, the Fund seeks shareholder approval to change investment objective, policies and restrictions of the CRI Strategic Growth Portfolio, and to change its classification under the Investment Company Act of 1940 ("Act") from "non-diversified" to "diversified." Fundamental policies may be changed only by shareholder vote, while non-fundamental, or operating, policies may be changed by vote of the Board without shareholder approval.

The Fund also seeks shareholder approval of a new investment subadvisory agreement which is identical to the existing agreement in all material respects, except that it reflects a new fee structure as discussed herein and does not provide for a performance fee.

Lastly, the Fund seeks shareholder approval of an arrangement approved by the Securities and Exchange Commission whereby the Fund and the Advisor would be allowed to enter into and materially amend the Investment Subadvisory Agreement without shareholder approval.

                               PROPOSALS

I. To approve a new investment advisory agreement with the investment advisor, Calvert Asset Management Company, Inc., identical to the existing agreement in all material respects, except that it: (a) reflects a new fee structure and (b) does not provide for a performance fee.

The Board of Directors has approved, and recommends that shareholders approve, a new Investment Advisory Agreement between CAMCO and the Fund with respect to the CRI Strategic Growth Portfolio. The proposed Advisory Agreement is identical to the existing agreement in all material respects, except that it contains a new fee structure and no performance adjustment. This new fee struction reflects a lower advisory fee. Recognizing the substantial changes that are proposed to occur to the CRI Strategic Growth Portfolio, CAMCO proposes to lessen the fees structure to reflect an advisory fee of .90% of the Portfolio's average daily net assets instead of the previous advisory of 1.50% of the average daily net assets (which could also be adjusted with a performance fee of 0.15%). Accordingly, the proposed lower fee structure will equate to a reduction in portfolio expenses which would directly benefit the CRI Strategic Growth Portfolio and its shareholders.

The agreement with CAMCO as it related to CRI Strategic Growth is dated as of June 30, 1992. Under that agreement, CAMCO received a fee from the Portfolio based on a percentage of the Portfolio's average daily net assets plus or minus a performance adjustment. During fiscal year ended December 31, 1996, $2,368,558 in fees were paid to CAMCO.

The Proposed Investment Advisory Agreement. The proposed Investment Advisory Agreement (the "Advisory Agreement") between the Portfolio and CAMCO, reproduced in Appendix A, is under substantially the same terms as governed the previous arrangement with CAMCO, except as described below. If approved by shareholders, the Agreement will continue to January 1, 1999 unless terminated earlier by either party, and will continue thereafter on an annual basis if approved by the Directors or shareholders and a majority of the Directors who are not interested persons of the Fund, Advisor or Subadvisor. Until shareholders approve the new Advisory Agreement, the Portfolio may compensate CAMCO pursuant to Rule 15a-4 under the Investment Company Act of 1940. However, compensation paid during this interim period may not exceed the amount that would have been payable to CAMCO under the prior arrangement* If shareholders do not approve the Agreement at the upcoming Special Meeting or any adjournment, CAMCO will continue to act under the existing Investment Advisory Agreement.


*Pursuant to Rule 15a-4, an investment advisor may provide services to a portfolio and be paid for those services pursuant to a contract not yet approved by shareholders for a maximum period of 120 days, provided that (a) the Board of Directors of the Fund has approved the contract, and (b) the compensation does not exceed the amount payable to the preceding portfolio manager under its contract with the Fund.


Under the previous arrangement, CAMCO was paid 1.50% of average daily net assets and the Advisor adjusted this fee based on the extent to which performance of the Fund exceeded or trailed the Russell 2000
Index:


        Performance versus the            Performance Fee
          Russell 2000 Index               Adjustment

         30% to less than 60%              0.05%
         60% to less than 90%              0.10%
         90% or more                       0.15%


Comparison Of Advisory Fees.

         Existing Investment Advisory       Proposed Investment Advisory
                 Agreement                          Agreement
         ________________________           __________________________

        1.50% on all Portfolio assets      0.90% on average daily net assets
        plus a performance adjustment
        of plus/minus 0.15%

Based on its evaluation of the materials presented and assisted by the advice of independent counsel, the Board of Directors concluded that the proposed investment advisory agreement with CAMCO is in the best interest of the Portfolio's shareholders. The Board of Directors voted to approve the submission of the Investment Advisory Agreement to shareholders of the Portfolio and recommends that shareholders vote FOR the Agreement.

II. To approve a new investment subadvisory agreement with the investment advisor, Awad & Associates, identical to the existing agreement in all material respects, except that it: (a) reflects a new fee structure and (b) does not provide for a performance fee.

The Advisor has traditionally contracted out subadvisory services for the CRI Strategic Growth Portfolio. From inception through September 30, 1997, the CRI Strategic Growth Portfolio's subadvisor was Portfolio Advisory Services, Inc. ("PASI"), a California corporation. Its principal business office is 725 South Figueroa Street, Suite 2328, Los Angeles, California, 90017.

The agreement with PASI as it related to the CRI Strategic Growth Portfolio is dated as of January 3, 1995. Under that agreement, PASI received a fee from the Advisor based on a percentage of the CRI Portfolio's average daily net assets plus or minus a performance adjustment. During fiscal year ended December 31, 1996, $1,412,861 in fees were paid to PASI.

At the September 9, 1997 meeting of the Board of Directors, the Board terminated PASI as the subadvisor to the Strategic Growth Portfolio effective the same date. In this connection, the Board determined that shareholders may benefit from the services of a different investment subadvisor whose management style might better achieve the Portfolio's objective of capital appreciation. After careful consideration by the Advisor of the many candidates, the Advisor recommended, and the Board selected (subject to shareholder approval), Awad & Associates ("AWAD") as subadvisor for the Portfolio. In order to make its decision, the Board, via Management, requested information about AWAD, and AWAD supplied information which Management and the Board subsequently evaluated. This information included details about the firm in general and copies of regulatory disclosure materials filed with the Securities and Exchange Commission. Management met with AWAD, and AWAD made a presentation to the Board and responded to members' questions at the Board meeting.

Awad & Associates. AWAD is a joint venture between James D. Awad and
Raymond James Financial, Inc., a New York Stock Exchange investment firm. Awad was established in 1992 and is located at 477 Madison Avenue, New York, New York 10022. AWAD had $947 million in assets under management as of September 30, 1997. The firm's portfolio managers adhere to a bottom-up, earnings-driven discipline with emphasis on internal fundamental research.

AWAD is a division of Raymond James & Associates, Inc., a full-service brokerage and New York Stock Exchange member, whose main offices are located at The Raymond James Financial Center, 880 Carillon Parkway, St. Petersburg, Florida 33716. AWAD is a subsidiary of Raymond James Financial, Inc., a diversified financial services holding company whose subsidiaries engage primarily in securities brokerage, investment banking, asset management, banking and trust services. Raymond James Financial's corporate headquarters are located at The Raymond James Financial Center, 880 Carillon Parkway, St. Petersburg, Florida 33716.

AWAD currently provides investment advisory services to four other mutual funds with investment objectives similar to that of the CRI Strategic Growth Portfolio, as follows:

Mutual Fund                        Assets Under Management   Management Fees

Calvert New Vision Small Cap Fund        $3.5 million      0.40% of net assets
Calvert Strategic Growth Fund            $110 million      0.40% of net assets
Heritage Small Cap Stock Fund            $121.6 million    0.50% of net assets
The Timothy Plan                         $18  million      0.45% of net assets

With respect to these other mutual funds, AWAD has not waived, reduced, or otherwise agreed to reduce its compensation under the applicable investment management contracts.

AWAD's Investment Professionals. James D. Awad is the Chairman and
Chief Investment Officer of AWAD. Mr. Awad has been in the investment business since 1965, focusing on research and portfolio management.
Prior to forming AWAD, he was President of BMI Capital, a money management firm he founded. In addition, he has managed assets at Neuberger & Berman, Channing Management and First Investment Corp. Mr. Awad earned an MBA from Harvard Business School and a BS Cum Laude from Washington & Lee University.

Dennison T. Veru is President of AWAD. Mr. Veru joined AWAD in 1992 coming from Smith Barney Harris Upham where he was Senior Vice President of the firm's Whiffletree Capital Management division specializing in small and medium capitalization stocks. From 1988 through 1990, he was a Vice President of Broad Street Investment Management. Prior to that, he was an Assistant Vice President at Drexel Burnham Lambert. Mr. Veru is a graduate of Franklin and Marshall College.

AWAD's Investment Strategy. AWAD specializes in small capitalization stocks, focusing on growth at a value price, bottom-up approach to stock selection. The firm's main investment objective in asset management is to protect the investor's capital, generate capital appreciation substantially in excess of inflation and reduced-risk returns and provide returns in excess of applicable stock and bond indices. All portfolio investments are regularly scrutinized to provide a substantial risk/return benefit and to ensure that portfolios are properly positioned relative to the client's investment objectives.

AWAD's investment strategy is to: (1) "invest in quality" companies with steady earnings and cash flow growth, dominant market position or strong niche franchise and a good (or improving) balance sheet, excess cash flow generation from operations, strong dividend histories (where appropriate), high management stock ownership and ability to grow in a stagnant economic environment and thrive as the economy improves; (2) "buy with discipline" those companies with low absolute and comparative price-to-earnings ratios, low price-to-book value and low price relative to the company's industrial value as the same may be viewed by a strategic acquirer; (3) "sell with discipline" those companies whose price-to-earnings ratio has risen to a premium, corporate fundamentals change or stock prices rise above the target price. Further, AWAD seeks portfolio construction in four conceptual areas: core growth holdings, restructured companies demonstrating renewed growth, emerging companies and strategic acquisition candidates in consolidating industries.

AWAD's Investment Advisory Board. AWAD utilizes the expertise of an investment advisory board which meets regularly to review results and corporate and investment strategy. Members are James D. Awad, Dennison T. Veru, Thomas A. James, Chairman, Raymond James Financial, Inc. and Thomas Barry, President and Chief Executive Officer, Zephyr Management, Inc. and past President, Rockefellar & Co.

AWAD's Principal Executive Officers.


Name and Title             Name of Company and         Principal Occupation
with AWAD                  Principal Business Address

James D. Awad              Awad & Associates            Chairman and Chief
                           477 Madison Avenue
                           Investment Officer
                           New York, New York 10022

Dennison T. Veru           Awad & Associates            President
                           477 Madison Avenue
                           New York, New York 10022

John P. Middleton          Awad & Associates            Vice President
                           477 Madison Avenue
                           New York, New York 10022

Paul Kleinberg             Awad & Associates            Portfolio Manager
                           477 Madison Avenue
                           New York, New York 10022

Nicholas R. Pontikes       Awad & Associates            Equity Research Analyst
                           477 Madison Avenue
                           New York, New York 10022

The Proposed Investment Subadvisory Agreement. The proposed
Investment Subadvisory Agreement (the "Subadvisory Agreement") between the Advisor and AWAD, reproduced in Appendix B, contains substantially the same terms as governed the Advisor's previous arrangement with PASI, except as described below. If approved by shareholders, the Subadvisory Agreement will continue to January 1, 1999 unless terminated earlier by either party, and will continue thereafter on an annual basis if approved by the Directors or shareholders and a majority of the Directors who are not interested persons of the Fund, Advisor or Subadvisor. Until shareholders approve the new Subadvisory Agreement, CAMCO may compensate AWAD pursuant to Rule 15a-4 under the Investment Company Act of 1940. However, compensation paid during this interim period may not exceed the amount that would have been payable to PASI under the prior arrangement** If shareholders do not approve the Subadvisory Agreement at the upcoming Special Meeting or any adjournment, the Board will meet, either in person or by telephone, to consider what action to take, including but not limited to, seeking the services of an alternate investment subadvisor.


**Pursuant to Rule 15a-4, an investment advisor may provide services to a portfolio and be paid for those services pursuant to a contract not yet approved by shareholders for a maximum period of 120 days, provided that (a) the Board of Directors of the Fund has approved the contract, and (b) the compensation does not exceed the amount payable to the preceding portfolio manager under its contract with the Fund.



     As with the arrangement between the Advisor and PASI, AWAD's fee for subadvisory services will be paid by the Advisor. However, whereas the Advisor paid PASI an annual fee based upon the Portfolio's average daily net assets plus or minus a performance adjustment, the Advisor will pay AWAD a fee with no performance adjustment. Specifically, the proposed fee schedule appended to the proposed investment subadvisory agreement with AWAD calls for a fee, payable monthly, consisting of a Base Fee of 0.40% of the CRI Strategic Growth Portfolio's average daily net assets.

Under the previous arrangement, PASI was paid 0.90% of average daily net assets and the Advisor could adjust this fee based on the extent to which performance of the Fund exceeded or trailed the Russell 2000
Index:


         Performance versus the            Performance Fee
         Russell 2000 Index                Adjustment

         30% to less than 60%              0.025%
         60% to less than 90%              0.050%
         90% or more                       0.075%

Comparison Of Subadvisory Fees.

         Investment Subadvisory             Proposed Investment
         Agreement with Portfolio           Subadvisory Agreement with
         Advisory Services, Inc.            Awad & Associates
         ________________________           __________________________

         0.95% on all Portfolio assets      0.40% on all Portfolio assets
         plus a performance adjustment
         of plus/minus 0.075% basis points

Based on its evaluation of the materials presented and assisted by the advice of independent counsel, the Board of Directors concluded that the proposed investment subadvisory agreement with AWAD is in the best interest of the Portfolio's shareholders. The Board of Directors voted to approve the submission of the Investment Subadvisory Agreement to shareholders of the Portfolio and recommends that shareholders vote FOR the Subadvisory Agreement.

III. To approve new investment objective, policies and restrictions for the Portfolio.

The Board has proposed that the Portfolio's investment objective, policies and restrictions be changed. The current investment objective and related policy of the Portfolio is:

         To seek maximum long-term growth through investments primarily in the equity securities of companies that have little or no debt, high relative strength and substantial management ownership. The Portfolio is designed to provide long-term growth of capital by investing in enterprises that make a significant contribution to society through their products and services and through the way they do business. The Portfolio considers issuers of all sizes, industries, and geographic markets, and does not seek interest income or dividends. In selecting equity investments, the Portfolio focuses on individual companies by screening over seven thousand stocks traded on all major U.S. stock exchanges in addition to stocks traded on the NASDAQ National Market System.

While continuing to seek capital appreciation, if approved, the new investment objective and related policy of the Portfolio would be:

         To achieve long-term capital appreciation by investing primarily in the equity securities of small companies publicly traded in the United States. In seeking capital appreciation, the Fund would invest primarily in the equity securities of small capitalized growth companies (including American Depositary Receipts ("ADRs")) that have historically exhibited exceptional growth characteristics and that, in the Adviser's opinion, have strong earnings potential relative to the U.S. market as a whole.

Though maintaining investments in equity securities, the Portfolio's focus under the new investment objective would be on a narrower subset of small capitalized growth companies, currently those companies with a total capitalization of less than $1 billion at the time of the Portfolio's initial investment.

While any investment in securities carries a certain degree of risk, the approach of the CRI Strategic Growth Portfolio is designed to maximize growth in relation to the risks assumed. The securities of small cap users may be less actively traded than the securities of larger issuers, may trade in a more limited volume, and may change in value more abruptly than securities of larger companies. Information concerning these securities may not be readily available so that the companies may be less actively followed by stock analysts. Small-cap issuers do not usually participate in market rallies to the same extent as more widely-known securities, and they tend to have a relatively higher percentage of insider ownership.


Investing in smaller, new issuers generally involves greater risk than investing in larger, established issuers. Companies in which the CRI Strategic Growth Portfolio is likely to invest may have limited product lines, markets or financial resources and may lack management depth. The securities in such companies may also have limited marketability and may be subject to more abrupt or erratic market movements than securities of larger, more established companies or the market averages in general.

If approved, the investment policies would remain the same except that the Portfolio could no longer use options and futures contracts to increase or decrease its exposure to changing security prices, interest rates, or other factors that affect security values, except only in extraordinary circumstances. Whereas the Portfolio does not presently invest in foreign securities, although it may do so in the future; it would not be permitted to invest in foreign securities at all. Similarly, the Portfolio would no longer invest in precious metals.

Similarly, the fundamental investment restrictions would remain the same, except that with respect to 75% of the Portfolio's total assets, the Portfolio could purchase securities of any issuer (other than obligations of, or guaranteed by, the United States Government, its agencies or instrumentalities) if, as a result, more than 5% of the value of its total assets would be invested in securities of that issuer; whereas this restriction currently applies to only 50% of its total assets.

     The non-fundamental investment restrictions would also remain the same, except that the Portfolio would not be restricted in its investment in the securities of issuers restricted from selling to the public without registration under the Securities Act of 1933, excluding restricted securities eligible for resale pursuant to Rule 144A under that statute whereas currently it may invest no more than 5% of its net assets in such securities. Under the proposal, the Portfolio would also change from a nondiversified to a diversified fund.

The same social criteria will continue to be applied to the portfolio's investments.

Although the investment objective is non-fundamental, understanding the importance of a Portfolio's investment objective, and recognizing the fundamental investment policies oft he Portfolio, the Board of Directors determined it would submit all of the proposed changes for approval by shareholders.

The Board of Directors voted to approve the submission of the proposal to shareholders of the Fund and recommends that shareholders vote FOR the Proposal.

IV. To approve the Fund and the Advisor entering into and materially amending the investment subadvisory agreement in the future without shareholder approval.

The Securities and Exchange Commission has granted the Fund an exemptive order to allow it to enter into and materially amend the Investment Subadvisory Agreement without shareholder approval with respect to the Portfolio. Management believes that the Advisor's constant supervision of the subadvisor will permit the subadviser to be replaced in response to changing market conditions or subadvisor performance, in an attempt to improve the Portfolio's overall performance. In essence, shareholder approval would permit the Advisor to select the subadvisor best suited to achieve the Portfolio's investment objective.

     In the past, Management has found that requiring shareholder approval of a subadvisor and investment subadvisory agreement imposed costs on the Portfolio without advancing shareholder interests. Management believes that shareholders' interests are adequately protected by their voting rights with respect to the investment advisory agreement and the responsibilities assumed by the Advisor and the Fund's Board of Directors. Further, Management believes that it has become increasingly difficult to obtain shareholder quorums for shareholder meetings. Without shareholder approval of this proposal, Management believes that the CRI Strategic Growth Portfolio could be left with an ineffective subadvisor while awaiting shareholder approval. Management also believes that requiring shareholder approval of a new subadvisor and amendments to the Investment Subadvisory Agreement would prevent the Fund from promptly and timely employing the subadvisor best suited to the needs of the CRI Strategic Growth Portfolio.

If approved, Management would, in turn, provide shareholders with information about any new subadvisor. The Prospectus and Statement of Additional Information would be revised to disclose all required information regarding the subadvisor. Within 90 days of the hiring of the subadvisor or the implementation of any proposed material change in the Investment Subadvisory Agreement, the Portfolio would furnish its shareholders information about the new subadvisor or change in the Investment Subadvisory Agreement that would be included in a proxy statement. Such information would include any change in such disclosure caused by the addition of a new subadvisor or any proposed material change in the Investment Subadvisory Agreement of the Fund. The Fund anticipates meeting this condition by providing shareholders, within 90 days of the hiring of the subadvisor or implementation of any material change to the terms of the Investment Subadvisory Agreement, with an information statement to this effect.

     Management recommend approval of the ability to enter into and materially amend the Investment Subadvisory Agreement without shareholder approval to the Board of Directors, and at a meeting of the Board of Directors held on September 9, 1997, the Board approved Management's recommendation. The Board has determined that shareholders may benefit from the Advisor using its own expertise in selecting the subadvisor best suited to achieve the CRI Strategic Growth Portfolio's investment objective without shareholder approval.

The Board of Directors have voted to approve the submission of the proposal to shareholders of the CRI Strategic Growth Portfolio and recommends that shareholders vote FOR the Proposal.

                            OTHER BUSINESS

The Directors of the Fund do not intend to present any other business at the meeting. If, however, any other matters are properly brought before the meeting, the persons named in the accompanying form of proxy will vote thereon in accordance with their judgment.

                            ANNUAL REPORTS

The audited Annual Report to Shareholders of the Fund is also incorporated by reference into this proxy statement. Copies of the Annual Report and the most recent semi-annual report succeeding the annual report may be obtained without charge by writing to the Fund at 4550 Montgomery Avenue, Suite 1000N, Bethesda, Maryland 20814 or by calling (800) 368-2745.

                         SHAREHOLDER PROPOSALS

The Fund is not required to hold annual shareholder meetings.
Shareholders who would like to submit proposals for consideration at future shareholder meetings should send written proposals to the Calvert Group Legal Department, 4550 Montgomery Avenue, Suite 1000N, Bethesda, Maryland, 20814.

                         VOTING INFORMATION


A proxy may be revoked at any time before the meeting or during the meeting by oral or written notice to William M. Tartikoff, Esq., Secretary, 4550 Montgomery Avenue, Suite 1000N, Bethesda, Maryland 20814. Unless revoked, all valid proxies will be voted in accordance with the specification thereon or, in the absence of specification, for approval of the proposals.

Proxies are solicited by mail. Additional solicitations may be made by telephone, computer communications, facsimile or other such means, or by personal contact by officers or employees of Calvert Group and its affiliates or by proxy soliciting firms retained for this purpose. CRI Strategic Growth Portfolio will bear solicitation costs.

     Shareholders of CRI Strategic Growth Portfolio of record at the close of business on October 15, 1997 ("record date") are entitled to notice of and to vote at the Special Meeting or any adjournment thereof. Shareholders are entitled to one vote for each share held. As of October 15, 1997, as shown on the books of CRI Strategic Growth Portfolio, there were issued and outstanding 299,964.486 shares of CRI Strategic Growth Portfolio. To the knowledge of the Fund, no shareholder owned beneficially more than 5% of the outstanding shares of the CRI Strategic Growth Portfolio on that date.

This Proxy Statement is expected to be mailed to shareholders of record on or about October 24, 1997.


                              ADJOURNMENT

In the event that sufficient votes in favor of the proposals set forth in the Notice of Meeting and Proxy Statement are not received by the time scheduled for the meeting, the persons named as proxies may move one or more adjournments of the meeting to permit further solicitation of proxies with respect to any such proposals. Any such adjournment will require the affirmative vote of a majority of the shares present at the meeting. The persons named as proxies will vote in favor of such adjournment those shares that they are entitled to vote which have voted in favor of such proposals. They will vote against any such adjournment those proxies that have voted against any such proposals.

By Order of the Board of Directors
William M. Tartikoff, Esq.
Secretary


The Directors of Acacia Capital Corporation CRI Strategic Growth
Portfolio, including the Independent Directors, recommend a Vote for Approval of the Proposals presented.

ACACIA CAPITAL CORPORATION:
CALVERT RESPONSIBLY INVESTED STRATEGIC GROWTH PORTFOLIO
THIS PROXY IS SOLICITED BY THE BOARD OF DIRECTORS

The undersigned,  revoking previous proxies,  hereby appoint(s)  William M.
Tartikoff, Esq. and Barbara J. Krumsiek, attorneys, with full power of substitution, to vote all shares of CRI Strategic Growth Portfolio that the undersigned is entitled to vote at the Special Meeting of Shareholders to be held in the Tenth Floor Conference Room of Calvert Group, 4550 Montgomery Avenue, Suite 1000N, Bethesda, Maryland 20814 on Tuesday, December 2, 1997 at 10:00 a.m. and at any adjournment thereof. All powers may be exercised by a majority of the proxy holders or substitutes voting or acting or, if only one votes and acts, then by that one. This Proxy shall be voted on the proposal described in the Proxy Statement. Receipt of the Notice of the Meeting and the accompanying Proxy Statement is hereby acknowledged.

NOTE: Please sign exactly as your
name appears on this Proxy. When
signing in a fiduciary capacity,
such as executor, administrator,
trustee, guardian, etc., please so
indicate. Corporate and partnership
proxies should be signed by an
authorized person indicating the
person's title.

                              Date: ________________________, 1997

                              __________________________________

                              __________________________________
                              Signature(s) (Title(s), if applicable)

PLEASE SIGN, DATE, AND RETURN
PROMPTLY IN ENCLOSED
ENVELOPE

--------------------------------------------------------------------------

Please refer to the Proxy Statement discussion on this matter.

IF NO SPECIFICATION IS MADE, THE PROXY SHALL BE VOTED FOR THE
PROPOSALS.

As to any other matter, said attorneys shall vote in accordance with their best judgment.

THE BOARD OF DIRECTORS RECOMMENDS A VOTE FOR THE FOLLOWING:

1. To approve a new investment advisory agreement with the investment advisor, Calvert Asset Management Company, Inc., identical to the existing agreement in all material respects, except that it: (a) reflects a new fee structure and (b) does not provide for a performance fee.

     [  ] For                   [  ] Against              [  ] Abstain


2.       To approve a new investment subadvisory agreement with the
investment subadvisor,     Awad & Associates, identical to the
existing agreement in all material respects, except that      it: (a)
reflects a new fee structure and (b) does not provide for a performance fee.

     [  ] For                   [  ] Against              [  ] Abstain


3. To approve new investment objective, policies and restrictions for the Portfolio.

     [  ] For                   [  ] Against              [  ] Abstain


4. To approve the Fund and the Advisor entering into and materially amending the investment subadvisory agreement in the future without shareholder approval.

     [  ] For                   [  ] Against              [  ] Abstain

                                                            APPENDIX A


   INVESTMENT  ADVISORY AGREEMENT

 17

              INVESTMENT ADVISORY AGREEMENT between
                  ACACIA CAPITAL CORPORATION and
              CALVERT ASSET MANAGEMENT COMPANY, INC.


         AGREEMENT, made as of Jun 30, 1992, by and between ACACIA CAPITAL CORPORATION, a corporation organized and existing under the laws of the State of Maryland (the "Fund"), and CALVERT ASSET MANAGEMENT COMPANY, INC., a corporation organized and existing under the laws of the State of Delaware (the
"Advisor").

                           WITNESSETH:

WHEREAS, the Fund proposes to engage in business as an open-end management investment company and to register as such under the federal Investment Company Act of 1940, as amended (the "Act");
and

WHEREAS, the Fund is authorized to issue shares ("Shares") in certain series of the Fund, as indicated in Schedule A (the
"Portfolios"), and any other series designated by the Fund in the future; and

WHEREAS, the Advisor is engaged principally in the business of rendering investment supervisory services and is registered as an investment advisor under the federal Investment Advisors Act of 1940, as amended; and

WHEREAS, the Fund desires the Advisor to render investment supervisory services to the Fund in the manner and on the terms and conditions set forth in this Agreement;

NOW, THEREFORE, in consideration of the mutual promises set forth in this Agreement, the parties hereto agree as follows:

         1.    Duties and Responsibilities of Advisor.

                  A.   Investment Advisory Services.  The
                      Advisor will act as investment advisor and will supervise and direct the investments of the Portfolios in accordance with their investment objectives, program and restrictions as provided in the prospectus, on behalf of the Fund, as amended from time to time, and such other limitations as the Fund may impose by notice in writing to the Advisor. The Advisor will obtain and evaluate such information relating to the economy, industries, businesses, securities markets and securities as it may deem necessary or useful in the discharge of its obligations hereunder and will formulate and implement a continuing program for the management of the assets and resources of the Fund in a manner consistent with its investment objectives. In furtherance of this duty, the Advisor, as agent and attorney-in-fact with respect to the Fund, is authorized, in its discretion and without prior consultation with the Fund, to:

                           (i)  buy, sell, exchange, convert,
                               lend, and otherwise trade in any
                               stocks, bonds, and other
                               securities or assets; and

                           (ii)      directly or through the
                               trading desks of the Advisor and
                               its affiliates place orders and
                               negotiate the commissions (if any)
                               for the execution of transactions
                               in securities with or through such
                               brokers, dealers, underwriters or
                               issuers as the Advisor may select.

                  B.   Financial, Accounting, and Administrative
                      Services.  The Advisor will assist the
                      Fund's Administrator in maintaining the
                      existence and records of the Fund; assist the Administrator in maintaining the registrations and qualifications of Fund Shares under federal and state law; monitoring the financial, accounting, and administrative functions of the Fund; maintaining liaison with the various agents employed for the benefit of the Fund by the Fund (including the Fund's transfer agent, custodian, independent accountants and legal counsel) and assist in the coordination of their activities on behalf of the Fund.

                  C.   Reports to Fund.  The Advisor will
                      furnish to or place at the disposal of the Fund such information, reports, evaluations, analyses and opinions as the Fund may, at any time or from time to time, reasonably request or as the Advisor may deem helpful.

                  D.   Reports and Other Communications to
                      Shareholders.  The Advisor will develop
                      all general shareholder communications,
                      including regular shareholder reports.

                  E.   Fund Personnel.  The Advisor agrees to
                      permit individuals who are officers or
                      employees of the Advisor to serve (if duly elected or appointed) as officers, directors, members of any committee of directors, members of any advisory board, or members of any other committee of the Fund, without remuneration or other costs to the Fund.

                  F.   Personnel, Office Space, and Facilities
                      of Advisor.  The Advisor at its own
                      expense will furnish or provide and pay
                      the cost of such office space, office
                      equipment, office personnel, and office
                      services as the Advisor requires in the
                      performance of its investment advisory and other obligations under this Agreement.

         2.    Allocation of Expenses

                  A.   Expenses Paid by Advisor.

                           (1)  Salaries and Fees of Officers.
                               The Advisor will pay all salaries,
                               expenses, and fees of the officers
                               and directors of the Fund who are
                               affiliated with the Advisor.

                           (2)  Assumption of Expenses by
                               Advisor.  The payment or
                               assumption by the Advisor of any
                               expense of the Fund that the
                               Advisor is not required by this
                               Agreement to pay or assume will
                               not obligate the Advisor to pay or
                               assume the same or any similar
                               expense on any subsequent occasion.

                  B.   Expenses Paid by Fund.  The Fund will
                      bear all expenses of its organization,
                      operations, and business not specifically assumed or agreed to be paid by the Advisor as provided in this Agreement. In particular, but without limiting the generality of the foregoing, the Fund will pay:

                           (1)  Custody and Accounting Services.
                               All expenses of the transfer,
                               receipt, safekeeping, servicing
                               and accounting for the cash,
                               securities, and other property of
                               the Fund, for the benefit of the
                               Fund, including all charges of
                               depositories, custodians, and
                               other agents, if any;

                           (2)  Shareholder Servicing.  All
                               expenses of maintaining and
                               servicing shareholder accounts,
                               including all charges for
                               transfer, shareholder record
                               keeping, dividend disbursing,
                               redemption, and other agents for
                               the benefit of the Fund, if any;

                           (3)  Shareholder Communications.  All
                               expenses of preparing; setting in
                               type, printing, and distributing
                               reports and other communications
                               to shareholders;

                           (4)  Shareholder Meetings. All
                               expenses incidental to holding
                               meetings of shareholders,
                               including the printing of notices
                               and proxy material, and proxy
                               solicitation therefor;

                           (5)  Prospectuses.  All expenses of
                               preparing, setting in type, and
                               printing of annual or more
                               frequent revisions of the
                               prospectus and of mailing them to
                               shareholders;

                           (6)  Pricing.  All expenses of
                               computing the Fund's net asset
                               value per share, including the
                               cost of any equipment or services
                               used for obtaining price
                               quotations;

                           (7)  Communication Equipment.  All
                               charges for equipment or services
                               used for communication between the
                               Advisor or the Fund or Fund and
                               the custodian, transfer agent or
                               any other agent selected by the
                               Fund;

                           (8)  Legal and Accounting Fees and
                               Expenses.  All charges for
                               services and expenses of the
                               Fund's legal counsel, including
                               counsel to the disinterested
                               Directors of the Fund, and
                               independent auditors for the
                               benefit of the Fund;

                           (9)  Directors' Fees and Expenses.
                               All compensation of directors,
                               other than those affiliated with
                               the Advisor, and all expenses
                               incurred in connection with their
                               service;

                           (10)      Federal Registration Fees.
                               All fees and expenses of
                               registering and maintaining the
                               registration of the Fund under the
                               Act and the Registration of the
                               Fund Shares under the Securities
                               Act of 1933, as amended (the "33
                               Act"), including all fees and
                               expenses incurred in connection
                               with the preparation, setting in
                               type, printing, and filing, of any
                               registration statement and
                               prospectus under the 33 Act or the
                               Act, and any amendments or
                               supplements that may be made from
                               time to time;

                           (11)      State Registration Fees.
                               All fees and expenses of
                               qualifying and maintaining
                               qualification of the Fund and of
                               Fund Shares for sale under
                               securities laws of various states
                               or jurisdictions, if any, and of
                               registration and qualification of
                               the Fund under all other laws
                               applicable to the Fund or its
                               business activities (including
                               registering the Fund as a
                               broker-dealer, or any officer of
                               the Fund or any person as agent or
                               salesman of the Fund in any state);

                            (12)     Issue and Redemption of Fund
                               Shares.  All expenses incurred in
                               connection with the issue,
                               redemption, and transfer of
                               Portfolio Shares, including the
                               expense of confirming all
                               Portfolio Share transactions, and
                               of preparing and transmitting the
                               Portfolio's stock certificates;

                            (13)     Bonding and Insurance.  All
                               expenses of bond, liability, and
                               other insurance coverage required
                               by law or deemed advisable by the
                               board of directors;

                            (14)     Brokerage Commissions.  All
                               brokers' commissions and other
                               charges incident to the purchase,
                               sale, or lending of a Portfolio's
                               securities;

                            (15)     Taxes.  All taxes or
                               governmental fees payable by or
                               with respect of the Fund to
                               federal, state, or other
                               governmental agencies, domestic or
                               foreign, including stamp or other
                               transfer taxes;

                            (16)     Trade Association fees. All
                               fees, dues, and other expenses
                               incurred in connection with the
                               Fund's membership in any trade
                               association or other investment
                               organization; and

                            (17)     Nonrecurring and
                               Extraordinary Expenses.  Such
                               nonrecurring expenses as may
                               arise, including the costs of
                               actions, suits, or proceedings to
                               which the Fund is a party and the
                               expenses the Fund may incur as a
                               result of its legal obligation to
                               provide indemnification to its
                               officers, directors, and agents.

          3. Advisory Fees. For its services pursuant to this Agreement, the Fund will pay the Advisor an annual fee, based on the value of the net assets of the applicable Portfolio. The fee is set forth in Schedule A. The Schedule may be amended from time to time. Any change in the Schedule relating to any new or existing Portfolios will not require the approval of shareholders of any other Portfolio.

                   A.  Method of Computation.  The fee will be
                      accrued for each calendar day and the sum of the daily fee accruals will be paid monthly to the Advisor on the first business day of the next succeeding calendar month. The daily fee accruals will be computed by multiplying the fraction of one over the number of calendar days in the year by the applicable annual rate described above in this Paragraph 3, and multiplying this product by the net assets of the Portfolios as determined in accordance with the prospectus as of the close of business on the previous business day on which the Fund was open for business.

                   B.  Expense Limitation.  To the extent that
                      the aggregate expenses incurred by any
                      Portfolio of the Fund in any fiscal year, including but not limited to fees of the Advisor computed as hereinabove set forth, but excluding interest, taxes, brokerage and other expenditures which are capitalized in accordance with generally accepted accounting principles and extraordinary expenses, will exceed the limit ("State Expense Limit") of any state in which that Portfolios' shares are qualified for sale, the Advisor will waive its fee to the extent that its fee causes the total expenses of the respective Portfolio to exceed the State Expense Limit.

                   C.  Proration of Fee.  If this Agreement
                      becomes effective or terminates before the end of any month, the fee for the period from the effective date to the end of such month or from the beginning of such month to the date of termination, as the case may be, will be prorated according to the proportion which such period bears to the full month in which such effectiveness or termination occurs.

          D.   Fee Waiver and Recapture of Waived Fees and
              Reimbursed Expenses.

                   (1)      As part of the consideration for the
                      Fund entering into this Agreement with
                      respect to the Portfolios, the Advisor
                      hereby agrees that through December 31,
                      1992, it will waive current payment of its entire fee for the Portfolios until net assets are at least $20 million, and waive current payment of half of its fee for the Portfolios while net assets are more than $20 million by less than $40 million; and the Advisor may, but is not required to by this Agreement, further waive current payment of its fees by the Portfolios, or to reimburse the Portfolios' expenses beyond any reimbursement required by the State Expense Limit; provided, however, that (a) any fees the current payment of which is waived by the Advisor and any expenses paid on behalf of or reimbursed to the Portfolios by the Advisor through December 31, 1992, may be recaptured by the Advisor from the Portfolios during the two-year period beginning on January 1, 1993, and ending on December 31, 1994; and
                      (b) such recapture will only be made to
                      the extent that it does not result in the Portfolios' aggregate expenses exceeding an annual expenses limit of 2.00% of the Portfolios' average daily net assets (1.10% for the Money Market Portfolio).

                   (2)      The Advisor may voluntarily agree to
                      additional fee waivers or expense
                      reimbursements with respect to the
                      Portfolios from January 1, 1993 through
                      December 31, 1994, ("Additional Period");
                      provided, however, that: (a) any fees the current payment of which is waived by the Advisor and any expenses paid on behalf of or reimbursed to the Portfolios by the Advisor during the Additional Period may be recaptured by the Advisor from the Portfolios during the two-year period beginning on January 1, 1995 and ending on December 31, 1996 and (b) such recapture will only be made to the extent that it does not result in the Portfolios' aggregate expenses exceeding an annual expense limit of 2.00% of their daily net assets (1.10% for the Money Market Portfolio).

          4. Brokerage. Subject to the approval of the Fund's Board of Directors, the Advisor, in carrying out its duties under Paragraph 1A, may cause the Fund, with respect to the Fund or any of its Portfolios, to pay a broker-dealer which furnishes brokerage or research services, as such services are defined under Section 28(e) of the Securities Exchange Act of 1934, as amended (the "34 Act") or formal/informal staff opinions a higher commission than that which might be charged by another broker-dealer which does not furnish brokerage or research services or which furnishes brokerage or research services deemed to be of lesser value, if such commission is deemed reasonable in relation to the brokerage and research services provided by the broker-dealer, viewed in terms of either that particular transaction or the overall responsibilities of the Advisor with respect to the accounts as to which it exercises investment discretion (as such term is defined under Section 3(a)(35) of the '34 Act or rules).

          5. Advisor's Use of the Services of Others. The Advisor may (at its cost except as contemplated by Paragraph 4 of this Agreement) employ, retain or otherwise avail itself of the services or facilities of other persons or organizations, for the purpose of performing its obligations hereunder. The Advisor may (at its cost except as contemplated by paragraph 4 of this Agreement) retain a subadvisor for the Fund, with the approval of the Fund's Board of Directors. The Advisor shall be responsible for the oversight of such persons in fulfilling its obligations hereunder.

          6. Ownership of Records. All records required to be maintained and preserved by the Fund pursuant to the provisions of rules or regulations of the Securities and Exchange Commission under Section 31(a) of the Act and maintained and preserved by the Advisor on behalf of the Fund are the property of the Fund, and will be surrendered by the Advisor promptly on request by the Fund.

          7. Reports to Advisor. The Fund will furnish or otherwise make available to the Advisor such prospectuses, financial statements, proxy statements, reports, and other information relating to the business and affairs of the Fund as the Advisor may, at any time or from time to time, reasonably require in order to discharge its obligations under this Agreement.

          8. Services to Other Clients. Nothing herein contained will limit the freedom of the Advisor or any affiliated person of the Advisor to render investment supervisory and corporate administrative services to other investment companies, to act as investment advisor or investment counselor to other persons, firms or corporations, or to engage in other business activities; but so long as this Agreement or any extension, renewal or amendment hereof will remain in effect or until the Advisor will otherwise consent, the Advisor will be the only investment advisor to the Fund.

          9. Limitation of Liability of Advisor. Neither the Advisor nor any of its officers, directors, or employees, nor any person performing executive, administrative, trading, or other functions for the Fund (at the direction or request of the Advisor) or the Advisor in connection with the Advisor's discharge of its obligations undertaken or reasonably assumed with respect to this Agreement, will be liable for any error of judgment or mistake of law or for any loss suffered by the Fund in connection with matters to which this Agreement relates, except for loss resulting from willful misfeasance, bad faith, or gross negligence in the performance of its or his or her duties on behalf of the Fund or from reckless disregard by the Advisor or any such person of the duties of the Advisor under this Agreement.

          10. Use of Advisor's Name. The Fund may use the name "Calvert Asset Management Company, Inc." only with the approval of the Advisor and only for so long as this Agreement or any extension, renewal or amendment hereof remains in effect, including any similar agreement with any organization which will have succeeded to the business of the Advisor as investment advisor.

          11. Term of Agreement. The term of this Agreement will begin on the date first above written, and unless sooner terminated as hereinafter provided, will remain in effect until January 1, 1994. Thereafter, this Agreement will continue in effect from year to year, with respect to the Fund, subject to the termination provisions and all other terms and conditions hereof, so long as such continuation will be specifically approved at least annually (a) by either the Board of Directors of the Fund, or by vote of a majority of the outstanding voting securities of the Fund; (b) in either event by the vote, cast in person at a meeting called for the purpose of voting on such approval, of a majority of the directors of the Fund, with respect to the Fund, who are not parties to this Agreement or interested persons of any such party; and ( c) The Advisor will not have notified the Fund, in writing, at least 60 days prior to December 31, 1993 or prior to March 10 of any year thereafter, that it does not desire such continuation. The Advisor will furnish to the Fund, promptly upon its request, such information as may reasonably be necessary to evaluate the terms of the Agreement or any extension, renewal or amendment hereof.

          12. Amendment and Assignment of Agreement. This Agreement may be amended by the parties subject to federal regulatory requirements. This Agreement may not be assigned without the affirmative vote of a majority of the outstanding voting securities of the Fund, or if such assignment relates only to a particular Portfolio of the Fund, without the affirmative vote of a majority of the outstanding voting securities of that Portfolio. This Agreement will automatically and immediately terminate in the event of its assignment.

          13. Termination of Agreement. This Agreement may be terminated by either party hereto, without the payment of any penalty, upon 60 days' prior notice in writing to the other party; provided, that in the cases of termination by the Fund, with respect to the Fund, such action will have been authorized by resolution of a majority of the directors who are not parties to this Agreement or interested persons of any such party, or by vote of a majority of the outstanding voting securities of the Fund.

          14.      Miscellaneous.

                   A.  Captions.  The captions in this Agreement
                      are included for convenience of reference only and in no way define or delineate any of the provisions hereof or otherwise affect their construction or effect.

                   B.  Interpretation.  Nothing herein contained
                      will be deemed to require the Fund to take any action contrary to its Articles of Incorporation or Bylaws, or any applicable statutory or regulatory requirement to which it is subject or by which it is bound, or to relieve or deprive the board of directors of the Fund of its responsibility for and control of the conduct of the affairs of the Fund. This Agreement will be construed and enforced in accordance with and governed by the laws of the State of Maryland.

                   C.  Definitions.  Any question of
                      interpretation of any term or provision of this Agreement having a counterpart in or otherwise derived from a term or provision of the Act will be resolved by reference to such term or provision of the Act and to interpretations thereof, if any, by the United States courts or, in the absence of any controlling decision of any such court, by rules, regulations or orders of the Securities and Exchange Commission validly issued pursuant to the Act. Specifically, the terms "vote of a majority of the outstanding voting securities," "interested person," assignment," and "affiliated person" as used in Paragraphs 2, 8, 10, 11, and 12 hereof, will have the meanings assigned to them by Section 2(a) of the Act. In addition, where the effect of a requirement of the Act reflected in any provision of this Agreement is relaxed by a rule, regulation or order of the Securities and Exchange Commission, whether of special or of general application, such provision will be deemed to incorporate the effect of such rule, regulation or order.

         IN WITNESS WHEREOF, the parties hereto have caused this Agreement to be signed by their respective officers thereunto duly authorized and their respective corporate seals to be hereunto affixed, as of the day and year first above written.

Attest:                                    ACACIA CAPITAL CORPORATION

_____________________________           BY:____________________________
 Secretary                                 William M.Tartikoff


Attest:                                   CALVERT ASSET MANAGEMENT
                                          COMPANY, INC.


_____________________________           BY:_______________________________
Secretary                                  Reno J. Martini




                            SCHEDULE A

                    ACACIA CAPITAL CORPORATION

         Calvert Asset Management Company, Inc., acting as investment advisor to Acacia Capital Corporation, is entitled to be paid the fees indicated below based on the average daily net assets of each portfolio, subject to Section 3(D) of this Agreement.

Money Market Portfolio:

        0.50% of the value of the first $250 million
        0.475% of the next $250 million; and
        0.45% of assets over $500 million

Global Portfolio:

        1.00% of the value of the first $250 million
        0.975% of the next $250 million; and
        0.925% of assets over $500 million

Capital Accumulation Portfolio:

        0.80% of the value of the Portfolio's average daily net assets
        * plus or minus a performance adjustment as detailed in schedule C

Strategic Growth Portfolio:

        0.90% of the value of the Portfolio's average daily net assets

Balanced Portfolio (as of April 5, 1995):

        0.70% of the value of the first $500 million
        0.65% of the next $500 million
        0.60% of assets over $1 billion
        * plus or minus a performance adjustment as detailed in schedule E







Restated October, 1997

                                                             APPENDIX B





                   INVESTMENT SUBADVISORY AGREEMENT

         INVESTMENT SUBADVISORY AGREEMENT, effective 1st day of October 1997, by and between Calvert Asset Management Company, Inc., a Delaware corporation registered as an investment adviser under the Investment Advisers Act of 1940 (the "Adviser"), and AWAD Associates, a division of Raymond James and Associates, Inc. a Florida corporation (the "Subadviser").

         WHEREAS, the Adviser is the investment adviser to Acacia
Capital Corporation, Calvert Responsibly Invested Strategic Growth Portfolio (the "Fund"), an open-end, diversified management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act");

         WHEREAS, the Adviser desires to retain the Subadviser to furnish it with certain investment advisory services in connection with the Adviser's investment advisory activities on behalf of the Fund and any additional series of Acacia Capital Corporation for which Schedules are attached hereto (each such series also referred to individually as the "Fund");

         WHEREAS, the policyholders of the Fund will be requested to authorize the appointment of the Subadviser, as the investment subadviser; and

         NOW, THEREFORE, in consideration of the promises and the terms and conditions hereinafter set forth, it is agreed as follows:

         1. Services to be Rendered by the Subadviser to the Fund.

                  (a)      Investment Program.  Subject to the
         control of the Fund Board of Directors ("Directors") and the Adviser, the Subadviser at its expense continuously will furnish to the Fund an investment program for such portion, if any, of Fund assets designated by the Adviser from time to time. With respect to such assets, the Subadviser will make investment decisions, which are subject to Section 1(g) of this Agreement, and will place all orders for the purchase and sale of portfolio securities. The Subadviser will for all purposes herein be deemed to be an independent contractor and shall, except as expressly provided or authorized, have no authority to act for or represent the Fund or the Adviser in any way or otherwise be deemed an agent of the Fund or the Adviser. In the performance of its duties, the Subadviser will act in the best interests of the Fund and will in conjunction with the Adviser, comply with
         (i) applicable laws and regulations, including, but not limited to, the 1940 Act, and Section 817(h) and Subchapter M of the Internal Revenue Code of 1986, as amended, (ii) the terms of this Agreement, (iii) the Fund's Articles of Incorporation, Bylaws and Registration Statement as from time to time amended, (iv) relevant undertakings provided to State securities regulators, (v) the stated investment objective, policies and restrictions of the Fund, and (vi) such other guidelines as the Directors or Adviser may establish. The Adviser shall be responsible for providing the Subadviser with current copies of the materials specified in Subsections (a)(iii), (iv), (v) and (vi) of this Section 1.

                  (b) Availability of Personnel.The Subadviser at its expense will make available to the Directors and Adviser at reasonable times its portfolio managers and other appropriate personnel, either in person, or, by telephone, in order to review the Fund's investment policies and to consult with the Directors and Adviser regarding the Fund's investment affairs, including economic, statistical and investment matters relevant to the Subadviser's duties hereunder, and will provide periodic reports to the Adviser relating to the investment strategies it employs.

                  (c) Expenses, Salaries and Facilities. The Subadviser will pay all expenses incurred by it in connection with its activities under this Agreement (other than the cost of securities and other investments, including any brokerage commissions), including but not limited to, all salaries of personnel and facilities required for it to execute its duties under this Agreement.

                  (d) Compliance Reports. The Subadviser at its expense will provide the Adviser with such compliance reports relating to its duties under this Agreement as may be agreed upon by such parties from time to time.

                  (e) Valuation. The Subadviser will assist the Fund and its agents in determining whether prices obtained for valuation purposes accurately reflect market price information relating to the assets of the Fund for which the Subadviser has responsibility on a daily basis (unless otherwise agreed upon by the parties hereto) and at such other times as the Adviser shall reasonably request.

                  (f)      Executing Portfolio Transactions.

                           (i) Brokerage. In selecting brokers and dealers to execute purchases and sales of investments for the Fund, the Subadviser will use its best efforts to obtain the most favorable price and execution available in accordance with this paragraph. The Subadviser agrees to provide the Adviser and the Fund with copies of its policy with respect to allocation of brokerage on trades for the Fund. Subject to review by the Directors of appropriate policies and procedures, the Subadviser may cause the Fund to pay a broker a commission for effecting a portfolio transaction, in excess of the commission another broker would have charged for effecting the same transaction. If the first broker provided brokerage and/or research services, including statistical data, to the Subadviser, the Subadviser shall not be deemed to have acted unlawfully, or to have breached any duty created by this Agreement, or otherwise, solely by reason of acting according to such authorization.

                           (ii) Aggregate Transactions. In executing portfolio transactions for the Fund, the Subadviser may, but will not be obligated to, aggregate the securities to be sold or purchased with those of its other clients where such aggregation is not inconsistent with the policies of the Fund, to the extent permitted by applicable laws and regulations. If the Subadviser chooses to aggregate sales or purchases, it will allocate the securities as well as the expenses incurred in the transaction in the manner it considers to be the most equitable and consistent with its fiduciary obligations to the Fund and its other clients involved in the transaction. The Adviser may direct the Subadviser in writing to use a particular broker or dealer for one or more trades if, in the sole opinion of the Adviser, it is in the best interest of the Fund to do so.

                  (g)      Social Screening.  The Adviser is
         responsible for screening those investments subject to social screening ("Securities") to determine that the Securities investments meet the Fund's social investment criteria, as may be amended from time to time by the Directors. The Subadviser will buy only those Securities which the Adviser determines pass the Fund's social screens.

                  (h) Voting Proxies. The Subadviser agrees to take appropriate action (which includes voting) on all proxies for the Fund's portfolio investments in a timely manner. Such action is subject to the direction of the Directors and Adviser and will be consistent with the social screens and criteria governing investment selection for the Fund.

                  (i) Furnishing Information for the Fund's Proxies and Other Required Mailings. The Subadviser agrees to provide the Adviser in a timely manner with all information necessary, including the Subadviser's certified balance sheet and information concerning the Subadviser's controlling persons, for preparation of the Fund's proxy statements or other required mailings, as may be needed from time to time.

                  2.       Books, Records and Miscellaneous Matters.

                  (a) In connection with the purchase and sale of the Fund's portfolio securities, the Subadviser shall arrange for the transmission to the Fund's custodian, and/or the Adviser on a daily basis, of such confirmations, trade tickets or other documentation as may be necessary to enable the Adviser to perform its accounting and administrative responsibilities with respect to the management of the Fund.

                  (b) Pursuant to Rule 31a-3 under the 1940 Act, Rule 204-2 under the Investment Advisers Act of 1940 and any other laws, rules or regulations regarding recordkeeping, the Subadviser agrees that: (i) all records it maintains for the Fund are the property of the Fund; (ii) it will surrender promptly to the Fund or Adviser any such records upon the Fund's or Adviser's request; (iii) it will maintain for the Fund the records that the Fund is required to maintain under Rule 31a-1(b) insofar as such records relate to the investment affairs of the Fund for which the Subadviser has responsibility under this Agreement; and (iv) it will preserve for the periods prescribed by Rule 31a-2 under the 1940 Act the records it maintains for the Fund.

                  (c)      The Subadviser represents that it has
         adopted and will maintain at all times a suitable Code of Ethics that covers its activities with respect to its services to the Fund.

                  (d)      The Subadviser shall supply to the
         Directors its policies on "soft dollars", trade allocations and brokerage allocation procedures. The Subadviser shall maintain appropriate fidelity bond and errors and omission insurance policies.

         3. Exclusivity. Each party and its affiliates may have advisory, management service or other agreements with other organizations and persons, and may have other interests and businesses; provided, however, that during the term of this Agreement, the Subadviser will not provide investment advisory services ("Services") to any other portfolio of an investment company registered under the 1940 Act except to the extent that, as of September 1, 1997, the Subadviser has entered into a written agreement(s) to provide such Services.

         4. Compensation. The Adviser will pay to the Subadviser as compensation for the Subadviser's services rendered pursuant to this Agreement an annual Subadvisory fee as specified in one or more Schedules attached hereto and made part of this Agreement. Such fees shall be payable for each month within 15 business days after the end of such month. If the Subadviser shall serve for less than the whole of a month, the compensation as specified shall be prorated. The Schedules may be amended from time to time, provided that amendments are made in conformity with applicable laws and regulations and the Articles of Incorporation and Bylaws of the Fund. Any change in the Schedule pertaining to any new or existing series of the Fund shall not be deemed to affect the interest of any other series and shall not require the approval of policyholders of any other series.

         5. Assignment and Amendment of Agreement. This Agreement automatically shall terminate without the payment of any penalty in the event of its assignment or if the Investment Advisory Agreement between the Adviser and the Fund shall terminate for any reason. This Agreement shall not be materially amended unless, if required by Securities and Exchange Commission rules and regulations, such amendment is approved by the affirmative vote of a majority of the outstanding shares of the Fund, and by the vote, cast in person at a meeting called for the purpose of voting on such approval, of a majority of the Directors of the Fund who are not interested persons of the Fund, the Adviser or the Subadviser.

         6. Duration and Termination of the Agreement. This Agreement shall become effective upon its execution; provided, however, that this Agreement shall not become effective with respect to any series now existing or hereafter created unless it has first been approved (a) by a vote of the majority of those Directors of the Fund who are not parties to this Agreement or interested persons of such party, cast in person at a meeting called for the purpose of voting on such approval, and (b) by a vote of a majority of that series' outstanding voting securities. This Agreement shall remain in full force and effect continuously thereafter (unless terminated automatically as set forth in Section 5.) except as follows:

                  (a) The Fund may at any time terminate this Agreement without penalty with respect to any or all Funds by providing not less than 60 days' written notice delivered or mailed by registered mail, postage prepaid, to the Adviser and the Subadviser. Such termination can be authorized by the affirmative vote of a majority of the (i) Directors of the Fund or (ii) outstanding voting securities of the applicable series.

                  (b)      This Agreement will terminate
         automatically with respect to the Fund unless, by January 1, 1998, and at least annually thereafter, the continuance of the Agreement is specifically approved by (i) the Directors of the Fund or the policyholders of such series by the affirmative vote of a majority of the outstanding shares of such series, and (ii) a majority of the Directors of the Fund, who are not interested persons of the Fund, Adviser or Subadviser, by vote cast in person at a meeting called for the purpose of voting on such approval. If the continuance of this Agreement is submitted to the policyholders of any series for their approval and such policyholders fail to approve such continuance as provided herein, the Subadviser may continue to serve hereunder in a manner consistent with the 1940 Act and the rules and regulations thereunder.

                  (c) The Adviser may at any time terminate this Agreement with respect to any or all Funds by not less than 60 days' written notice delivered or mailed by registered mail, postage prepaid, to the Subadviser, and the Subadviser may at any time terminate this Agreement with respect to any or all series by not less than 90 days written notice delivered or mailed by registered mail, postage prepaid, to the Adviser, unless otherwise mutually agreed in writing.

         Upon termination of this Agreement with respect to any Fund, the duties of the Adviser delegated to the Subadviser under this Agreement with respect to such Fund automatically shall revert to the Adviser.

         7. Notification to the Adviser. The Subadviser promptly shall notify the Adviser in writing of the occurrence of any of the following events:

                  (a) the Subadviser shall fail to be registered as an investment adviser under the Investment Advisers Act of 1940, as amended, and under the laws of any jurisdiction in which the Subadviser is required to be registered as an investment adviser in order to perform its obligations under this Agreement;

                  (b) the Subadviser shall have been served or otherwise have notice of any action, suit, proceeding, inquiry or investigation, at law or in equity, before or by any court, public board or body, involving the affairs of the Fund;

                  (c) a violation of the Subadviser's Code of Ethics is discovered and, again, when action has been taken to rectify such violation; or

                  (d) any other event, including but not limited to, a change in personnel or the addition or deletion of major client(s) of the Subadviser that might affect the ability of the Subadviser to provide the Services provided for under this Agreement.

         8. Definitions. For the purposes of this Agreement, the terms "vote of a majority of the outstanding Shares," "affiliated person," "control," "interested person" and "assignment" shall have their respective meanings as defined in the 1940 Act and the rules and regulations thereunder subject, however, to such exemptions as may be granted by the Securities and Exchange Commission under said Act; and the term "specifically approve at least annually" shall be construed in a manner consistent with the 1940 Act and the rules and regulations thereunder.

         9. Indemnification. The Subadviser shall indemnify and hold harmless the Adviser, the Fund and their respective directors, officers and policyholders from any and all claims, losses, expenses, obligations and liabilities (including reasonable attorneys fees) arising or resulting from the Subadviser's willful misfeasance, bad faith, negligence or reckless disregard of its duties hereunder.

         The Adviser shall indemnify and hold harmless the Subadviser, the Fund, their respective directors, officers and policyholders from any and all claims, losses, expenses, obligations and liabilities (including reasonable attorneys fees) arising or resulting from the Adviser's willful misfeasance, bad faith, gross negligence or reckless disregard of its duties hereunder or under its Investment Advisory Agreement with the Fund.

         10. Applicable Law and Jurisdiction. This Agreement shall be governed by Maryland law, and any dispute arising from this Agreement or the services rendered hereunder shall be resolved through legal proceedings, whether state, federal, or otherwise, conducted in the state of Maryland or in such other manner or jurisdiction as shall be mutually agreed upon by the parties hereto.

         11. Confidentiality. This Agreement is not binding on the Adviser unless the Subadviser has signed and is subject to a confidentiality and non-use agreement ("Non-Use Agreement") not materially different than the one attached hereto as Exhibit 1. For a period of two (2) years from the date of termination of this Agreement, the Subadviser shall not attempt to develop, market or sell any product which uses or employs any Confidential Information, as that term is defined in the Non-Use Agreement.

         12. Miscellaneous. Notices of any kind to be given to a party hereunder shall be in writing and shall be duly given if mailed, delivered or communicated by answer back facsimile transmission to such party at the address set forth below, or at such other address or to such other person as a party may from time to time specify in writing.

         Subadviser agrees that for a period of two (2) years from the date of termination of this Agreement, it shall not directly or indirectly, hire, employ or engage, or attempt to hire, employ or engage any employee of the Adviser without the prior written permission of the Adviser.

         Each party agrees to perform such further acts and execute such further documents as are necessary to effectuate the purposes hereof. The captions in this Agreement are included for convenience only and in no way define or delimit any of the provisions hereof or otherwise affect their construction or effect.

         IN WITNESS WHEREOF, and have each caused this instrument to be signed in duplicate on its behalf by its duly authorized representative, all as of the day and year first above written.



Witness:                                 Calvert Asset Management Company, Inc.
                                         4550 Montgomery Avenue, Suite 1000N
                                         Bethesda, Maryland 20814



BY:___________________________            BY:_________________________________



Witness:                                 AWAD Associates, a division of Raymond
                                         James and Associates, Inc.


By:___________________________            By:_________________________________



         Fee Schedule to the Investment Subadvisory Agreement
            between Calvert Asset Management Company, Inc.
                          and AWAD Associates


         As compensation pursuant to Section 4 of the Investment Subadvisory Agreement between Calvert Asset Management Company, Inc. (the "Adviser") and AWAD Associates (the "Subadviser"), the Adviser shall pay the Subadviser an annual subadvisory fee for the CRI Strategic Growth Portfolio, a series of Acacia Capital Corporation, computed daily and payable monthly, at an annual rate equal to 0.40% of the average daily net assets of the Fund.